DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2021
Deposits [Abstract]
Maturities of time deposits [Table Text Block]
Scheduled maturities of all time deposits for the next five years were as follows:

(Dollars in thousands)	Time deposits
2022	$1,131,574
2023	83,589
2024	50,983
2025	32,569
2026	31,352
Thereafter	196
Total	$1,330,263